Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
15. Commitments and contingencies

Office premises lease

NXT has an operating lease commitment on its Calgary office space for a 10 year term at an initial estimated minimum monthly lease payment of $44,624 (including operating costs). The estimated future minimum annual commitment is as follows as at December 31, 2016:

Fiscal year ending December 31
2017	535,485
2018	535,485
2019	535,485
2020	538,460
2021	547,382
2,692,297
Thereafter, 2021 through 2025	2,052,683
4,744,980

Deferred charges of $84,838 as at December 31, 2016 relates to the valuation of an initial free-rent period received on this lease in 2015. This balance will be amortized as a reduction of general and administrative expense over the 10 year term of the lease commitment.